UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2020

Date of reporting period:	5/31/2020

Item 1 – Reports to Stockholders

PGIM JENNISON 20/20 FOCUS FUND

SEMIANNUAL REPORT

MAY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period ended May 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison 20/20 Focus Fund

July 15, 2020

PGIM Jennison 20/20 Focus Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges) Six Months* (%)	Average Annual Total Returns as of 5/31/20 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.20	8.19	8.04	10.50	—
Class B	1.32	7.79	8.11	10.20	—
Class C	1.73	12.70	8.50	10.36	—
Class R	2.06	14.29	9.03	10.90	—
Class Z	2.34	14.90	9.63	11.48	—
Class R6	2.36	14.93	9.70	N/A	10.16 (3/28/11)
S&P 500 Index
	–2.10	12.83	9.86	13.14	—
Russell 1000 Index
	–2.17	12.54	9.58	13.07	—

*Not annualized

Average Annual Total Returns as of 5/31/20 Since Inception (%)
Class R6 (3/28/11)
S&P 500 Index	11.79
Russell 1000 Index	11.65

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000® Index, an index that represents approximately 98% of the US market.

PGIM Jennison 20/20 Focus Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 5/31/2020

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	7.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	5.3%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	4.6%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.1%
Eli Lilly & Co.	Pharmaceuticals	3.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.2%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.1%
Adobe, Inc.	Software	3.1%
Tesla, Inc.	Automobiles	3.0%

Holdings reflect only long-term investments and are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison 20/20 Focus Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison 20/20 Focus Fund		Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,022.00	1.21%	$6.12
	Hypothetical	$1,000.00	$1,018.95	1.21%	$6.11
Class B	Actual	$1,000.00	$1,013.20	2.82%	$14.19
	Hypothetical	$1,000.00	$1,010.90	2.82%	$14.18
Class C	Actual	$1,000.00	$1,017.30	1.96%	$9.88
	Hypothetical	$1,000.00	$1,015.20	1.96%	$9.87
Class R	Actual	$1,000.00	$1,020.60	1.48%	$7.48
	Hypothetical	$1,000.00	$1,017.60	1.48%	$7.47
Class Z	Actual	$1,000.00	$1,023.40	0.90%	$4.55
	Hypothetical	$1,000.00	$1,020.50	0.90%	$4.55
Class R6	Actual	$1,000.00	$1,023.60	0.84%	$4.25
	Hypothetical	$1,000.00	$1,020.80	0.84%	$4.24

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Aerospace & Defense 2.7%
Northrop Grumman Corp.	37,315	$12,507,988
Raytheon Technologies Corp.	179,954	11,610,632

		24,118,620

Automobiles 3.0%
Tesla, Inc.*(a)	31,808	26,559,680

Banks 5.0%
JPMorgan Chase & Co.	233,176	22,690,357
PNC Financial Services Group, Inc. (The)(a)	196,105	22,363,814

		45,054,171

Capital Markets 1.7%
Goldman Sachs Group, Inc. (The)	75,106	14,757,578

Chemicals 2.3%
Linde PLC (United Kingdom)	100,450	20,325,053

Entertainment 2.9%
Netflix, Inc.*	60,896	25,559,878

Equity Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	38,224	9,868,290

Food & Staples Retailing 2.1%
Walmart, Inc.	150,248	18,639,767

Food Products 2.4%
Mondelez International, Inc. (Class A Stock)	407,860	21,257,663

Health Care Providers & Services 1.9%
Cigna Corp.	41,933	8,274,220
Laboratory Corp. of America Holdings*	49,920	8,751,974

		17,026,194

Insurance 3.8%
Chubb Ltd.	122,599	14,949,722
MetLife, Inc.	524,969	18,904,134

		33,853,856

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services 10.8%
Alphabet, Inc. (Class A Stock)*	33,064	$47,397,905
Facebook, Inc. (Class A Stock)*	126,180	28,401,856
Tencent Holdings Ltd. (China)	388,920	21,073,496

		96,873,257

Internet & Direct Marketing Retail 5.5%
Alibaba Group Holding Ltd. (China), ADR*	49,476	10,260,828
Amazon.com, Inc.*	15,943	38,938,705

		49,199,533

IT Services 9.8%
Adyen NV (Netherlands), 144A*	18,911	24,951,925
Mastercard, Inc. (Class A Stock)	68,644	20,654,293
PayPal Holdings, Inc.*	149,370	23,153,844
Shopify, Inc. (Canada) (Class A Stock)*	25,255	19,138,239

		87,898,301

Multi-Utilities 2.3%
Dominion Energy, Inc.	245,797	20,895,203

Oil, Gas & Consumable Fuels 1.7%
Chevron Corp.(a)	160,379	14,706,754

Pharmaceuticals 8.5%
AstraZeneca PLC (United Kingdom), ADR(a)	753,713	41,152,730
Eli Lilly & Co.	228,233	34,908,237

		76,060,967

Road & Rail 2.1%
Union Pacific Corp.	112,213	19,060,500

Semiconductors & Semiconductor Equipment 5.8%
NVIDIA Corp.	77,991	27,688,365
Texas Instruments, Inc.	203,148	24,121,793

		51,810,158

Software 12.9%
Adobe, Inc.*	70,933	27,422,698

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Microsoft Corp.	356,838	$65,390,564
salesforce.com, Inc.*	128,546	22,468,555

		115,281,817

Specialty Retail 3.3%
Lowe’s Cos., Inc.	146,748	19,128,602
Ross Stores, Inc.	105,044	10,185,066

		29,313,668

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	116,378	37,001,221

Textiles, Apparel & Luxury Goods 2.9%
Lululemon Athletica, Inc.*	85,948	25,792,565

TOTAL LONG-TERM INVESTMENTS (cost $564,687,995)		880,914,694

SHORT-TERM INVESTMENTS 6.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	13,631,487	13,631,487
PGIM Institutional Money Market Fund (cost $48,266,598; includes $48,250,204 of cash collateral for securities on loan)(b)(w)	48,276,802	48,281,629

TOTAL SHORT-TERM INVESTMENTS (cost $61,898,085)		61,913,116

TOTAL INVESTMENTS 105.5% (cost $626,586,080)		942,827,810
Liabilities in excess of other assets (5.5)%		(49,174,463)

NET ASSETS 100.0%		$893,653,347

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,271,252; cash collateral of $48,250,204 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense.	$24,118,620	$—	$—
Automobiles.	26,559,680	—	—
Banks	45,054,171	—	—
Capital Markets	14,757,578	—	—
Chemicals	20,325,053	—	—
Entertainment.	25,559,878	—	—
Equity Real Estate Investment Trusts (REITs)	9,868,290	—	—
Food & Staples Retailing	18,639,767	—	—
Food Products	21,257,663	—	—
Health Care Providers & Services.	17,026,194	—	—
Insurance	33,853,856	—	—
Interactive Media & Services.	75,799,761	21,073,496	—
Internet & Direct Marketing Retail	49,199,533	—	—
IT Services	62,946,376	24,951,925	—
Multi-Utilities	20,895,203	—	—
Oil, Gas & Consumable Fuels	14,706,754	—	—
Pharmaceuticals	76,060,967	—	—
Road & Rail	19,060,500	—	—
Semiconductors & Semiconductor Equipment	51,810,158	—	—
Software	115,281,817	—	—
Specialty Retail.	29,313,668	—	—
Technology Hardware, Storage & Peripherals	37,001,221	—	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$25,792,565	$—	$—
Affiliated Mutual Funds	61,913,116	—	—

Total	$896,802,389	$46,025,421	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2020 were as follows:

Software	12.9%
Interactive Media & Services	10.8
IT Services	9.8
Pharmaceuticals	8.5
Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	6.9
Semiconductors & Semiconductor Equipment	5.8
Internet & Direct Marketing Retail	5.5
Banks	5.0
Technology Hardware, Storage & Peripherals	4.1
Insurance	3.8
Specialty Retail	3.3
Automobiles	3.0
Textiles, Apparel & Luxury Goods	2.9
Entertainment	2.9
Aerospace & Defense	2.7%
Food Products	2.4
Multi-Utilities	2.3
Chemicals	2.3
Road & Rail	2.1
Food & Staples Retailing	2.1
Health Care Providers & Services	1.9
Capital Markets	1.7
Oil, Gas & Consumable Fuels	1.7
Equity Real Estate Investment Trusts (REITs)	1.1
105.5

Liabilities in excess of other assets	(5.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$48,271,252	$(48,250,204)	$21,048

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	13

Statement of Assets and Liabilities (unaudited)

as of May 31, 2020

Assets
Investments at value, including securities on loan of $48,271,252:
Unaffiliated investments (cost $564,687,995)	$880,914,694
Affiliated investments (cost $61,898,085)	61,913,116
Foreign currency, at value (cost $50,820)	50,829
Dividends and interest receivable	1,432,401
Receivable for Fund shares sold	348,072
Receivable for investments sold	309,833
Tax reclaim receivable	53,716
Prepaid expenses and other assets	20,125

Total Assets	945,042,786

Liabilities
Payable to broker for collateral for securities on loan	48,250,204
Payable for Fund shares reacquired	1,607,704
Management fee payable	544,634
Payable for investments purchased	517,944
Distribution fee payable	211,343
Accrued expenses and other liabilities	182,274
Affiliated transfer agent fee payable	68,662
Trustees’ fees payable	6,674

Total Liabilities	51,389,439

Net Assets	$893,653,347

Net assets were comprised of:
Shares of beneficial interest, at par	$61,043
Paid-in capital in excess of par	564,963,140
Total distributable earnings (loss)	328,629,164

Net assets, May 31, 2020	$893,653,347

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($650,598,332 ÷ 43,992,788 outstanding shares of beneficial interest)	$14.79
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.65

Class B
Net asset value, offering price and redemption price per share,
($4,633,918 ÷ 492,754 outstanding shares of beneficial interest)	$9.40

Class C
Net asset value, offering price and redemption price per share,
($39,671,030 ÷ 4,148,553 outstanding shares of beneficial interest)	$9.56

Class R
Net asset value, offering price and redemption price per share,
($43,116,221 ÷ 3,105,062 outstanding shares of beneficial interest)	$13.89

Class Z
Net asset value, offering price and redemption price per share,
($153,803,453 ÷ 9,195,803 outstanding shares of beneficial interest)	$16.73

Class R6
Net asset value, offering price and redemption price per share,
($1,830,393 ÷ 108,343 outstanding shares of beneficial interest)	$16.89

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	15

Statement of Operations (unaudited)

Six Months Ended May 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $100,799 foreign withholding tax)	$6,985,454
Affiliated dividend income	108,416
Affiliated income from securities lending, net	25,705

Total income	7,119,575

Expenses
Management fee	3,402,723
Distribution fee(a)	1,397,605
Transfer agent’s fees and expenses (including affiliated expense of $230,604)(a)	564,510
Custodian and accounting fees	76,769
Registration fees(a)	49,373
Shareholders’ reports	43,842
Trustees’ fees	14,268
Audit fee	11,935
Legal fees and expenses	11,534
Miscellaneous	17,693

Total expenses	5,590,252
Less: Fee waiver and/or expense reimbursement(a)	(7,368)
Distribution fee waiver(a)	(55,540)

Net expenses	5,527,344

Net investment income (loss)	1,592,231

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $20,280)	12,941,568
Foreign currency transactions	7,465

12,949,033

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $15,299)	2,790,977
Foreign currencies	244

2,791,221

Net gain (loss) on investment and foreign currency transactions	15,740,254

Net Increase (Decrease) In Net Assets Resulting From Operations	$17,332,485

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	974,647	27,986	228,353	166,619	—	—
Transfer agent’s fees and expenses	398,206	22,032	31,068	35,206	77,825	173
Registration fees	9,239	6,877	8,204	7,609	9,809	7,635
Fee waiver and/or expense reimbursement	—	—	—	—	—	(7,368)
Distribution fee waiver	—	—	—	(55,540)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,592,231	$2,485,797
Net realized gain (loss) on investment and foreign currency transactions	12,949,033	67,555,311
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,791,221	47,774,690

Net increase (decrease) in net assets resulting from operations	17,332,485	117,815,798

Dividends and Distributions
Distributions from distributable earnings
Class A	(48,911,734)	(51,466,753)
Class B	(690,759)	(1,415,644)
Class C	(5,430,237)	(15,090,222)
Class R	(3,546,361)	(4,541,956)
Class Z	(11,546,216)	(15,522,463)
Class R6	(109,205)	(699,807)

	(70,234,512)	(88,736,845)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,971,310	31,751,032
Net asset value of shares issued in reinvestment of dividends and distributions	66,835,067	84,112,621
Cost of shares reacquired	(109,402,407)	(219,220,831)

Net increase (decrease) in net assets from Fund share transactions	(21,596,030)	(103,357,178)

Total increase (decrease)	(74,498,057)	(74,278,225)

Net Assets:
Beginning of period	968,151,404	1,042,429,629

End of period	$893,653,347	$968,151,404

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of two series: PGIM Jennison 20/20 Focus Fund and PGIM Jennison MLP Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison 20/20 Focus Fund (the “Fund”).

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

18

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison 20/20 Focus Fund	19

Notes to Financial Statements (unaudited) (continued)

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

20

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Jennison 20/20 Focus Fund	21

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office

22

facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $1 billion and 0.70% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended May 31, 2020.

The Manager has contractually agreed, through March 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.84% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually

PGIM Jennison 20/20 Focus Fund	23

Notes to Financial Statements (unaudited) (continued)

incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended May 31, 2020, PIMS received $124,900 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2020, PIMS received $1,320 and $400 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated

24

solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended May 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2020, were $428,060,776 and $525,539,131, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$6,033,381	$246,434,810	$238,836,704	$—	$—	$13,631,487	13,631,487	$108,416
PGIM Institutional Money Market Fund*
2,705,590	153,943,637	108,403,177	15,299	20,280	48,281,629	48,276,802	25,705	**

$8,738,971	$400,378,447	$347,239,881	$15,299	$20,280	$61,913,116		$134,121

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2020 were as follows:

Tax Basis	$628,547,276

Gross Unrealized Appreciation	319,914,376
Gross Unrealized Depreciation	(5,633,842)

Net Unrealized Appreciation	$314,280,534

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

PGIM Jennison 20/20 Focus Fund	25

Notes to Financial Statements (unaudited) (continued)

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of May 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	35,351	0.1%
Class R	1,642,058	52.9%

26

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	39.4%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2020:
Shares sold	579,053	$8,297,900
Shares issued in reinvestment of dividends and distributions	3,177,701	47,697,297
Shares reacquired	(4,012,638)	(57,419,727)

Net increase (decrease) in shares outstanding before conversion	(255,884)	(1,424,530)
Shares issued upon conversion from other share class(es)	780,990	11,339,565
Shares reacquired upon conversion into other share class(es)	(218,943)	(3,221,172)

Net increase (decrease) in shares outstanding	306,163	$6,693,863

Year ended November 30, 2019:
Shares sold	1,038,079	$14,337,241
Shares issued in reinvestment of dividends and distributions	4,081,488	50,243,120
Shares reacquired	(7,579,665)	(107,764,701)

Net increase (decrease) in shares outstanding before conversion	(2,460,098)	(43,184,340)
Shares issued upon conversion from other share class(es)	5,317,337	77,848,191
Shares reacquired upon conversion into other share class(es)	(496,532)	(7,244,294)

Net increase (decrease) in shares outstanding	2,360,707	$27,419,557

Class B
Six months ended May 31, 2020:
Shares sold	5,450	$52,070
Shares issued in reinvestment of dividends and distributions	71,222	684,442
Shares reacquired	(48,854)	(454,710)

Net increase (decrease) in shares outstanding before conversion	27,818	281,802
Shares reacquired upon conversion into other share class(es)	(199,877)	(1,870,291)

Net increase (decrease) in shares outstanding	(172,059)	$(1,588,489)

Year ended November 30, 2019:
Shares sold	11,140	$95,945
Shares issued in reinvestment of dividends and distributions	168,801	1,397,676
Shares reacquired	(187,909)	(1,802,431)

Net increase (decrease) in shares outstanding before conversion	(7,968)	(308,810)
Shares reacquired upon conversion into other share class(es)	(644,575)	(6,260,242)

Net increase (decrease) in shares outstanding	(652,543)	$(6,569,052)

PGIM Jennison 20/20 Focus Fund	27

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended May 31, 2020:
Shares sold	186,169	$1,699,641
Shares issued in reinvestment of dividends and distributions	520,212	5,066,864
Shares reacquired	(665,452)	(6,111,167)

Net increase (decrease) in shares outstanding before conversion	40,929	655,338
Shares reacquired upon conversion into other share class(es)	(1,060,844)	(9,989,807)

Net increase (decrease) in shares outstanding	(1,019,915)	$(9,334,469)

Year ended November 30, 2019:
Shares sold	504,505	$4,580,116
Shares issued in reinvestment of dividends and distributions	1,720,329	14,313,136
Shares reacquired	(2,462,109)	(23,250,376)

Net increase (decrease) in shares outstanding before conversion	(237,275)	(4,357,124)
Shares reacquired upon conversion into other share class(es)	(7,355,139)	(72,562,364)

Net increase (decrease) in shares outstanding	(7,592,414)	$(76,919,488)

Class R
Six months ended May 31, 2020:
Shares sold	161,506	$2,179,175
Shares issued in reinvestment of dividends and distributions	246,511	3,478,274
Shares reacquired	(701,689)	(9,578,724)

Net increase (decrease) in shares outstanding	(293,672)	$(3,921,275)

Year ended November 30, 2019:
Shares sold	206,842	$2,692,024
Shares issued in reinvestment of dividends and distributions	370,409	4,307,853
Shares reacquired	(926,681)	(12,469,175)

Net increase (decrease) in shares outstanding	(349,430)	$(5,469,298)

Class Z
Six months ended May 31, 2020:
Shares sold	540,769	$8,078,137
Shares issued in reinvestment of dividends and distributions	578,117	9,799,078
Shares reacquired	(2,211,991)	(35,305,146)

Net increase (decrease) in shares outstanding before conversion	(1,093,105)	(17,427,931)
Shares issued upon conversion from other share class(es)	246,220	4,075,469
Shares reacquired upon conversion into other share class(es)	(21,095)	(364,249)

Net increase (decrease) in shares outstanding	(867,980)	$(13,716,711)

Year ended November 30, 2019:
Shares sold	599,956	$9,525,289
Shares issued in reinvestment of dividends and distributions	954,356	13,151,029
Shares reacquired	(4,158,342)	(65,140,191)

Net increase (decrease) in shares outstanding before conversion	(2,604,030)	(42,463,873)
Shares issued upon conversion from other share class(es)	594,399	9,644,549
Shares reacquired upon conversion into other share class(es)	(103,041)	(1,657,431)

Net increase (decrease) in shares outstanding	(2,112,672)	$(34,476,755)

28

Class R6	Shares	Amount
Six months ended May 31, 2020:
Shares sold	39,352	$664,387
Shares issued in reinvestment of dividends and distributions	6,373	109,112
Shares reacquired	(32,050)	(532,933)

Net increase (decrease) in shares outstanding before conversion	13,675	240,566
Shares issued upon conversion from other share class(es)	2,050	30,485

Net increase (decrease) in shares outstanding	15,725	$271,051

Year ended November 30, 2019:
Shares sold	33,861	$520,417
Shares issued in reinvestment of dividends and distributions	50,310	699,807
Shares reacquired	(541,617)	(8,793,957)

Net increase (decrease) in shares outstanding before conversion	(457,446)	(7,573,733)
Shares issued upon conversion from other share class(es)	14,304	231,591

Net increase (decrease) in shares outstanding	(443,142)	$(7,342,142)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2020. The average daily balance for the 23 days that the Fund had loans outstanding during the period was

PGIM Jennison 20/20 Focus Fund	29

Notes to Financial Statements (unaudited) (continued)

approximately $375,652, borrowed at a weighted average interest rate of 2.52%. The maximum loan outstanding amount during the period was $1,113,000. At May 31, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Growth and Value Style Risks: The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for some time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which

30

could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison 20/20 Focus Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.56		$ 15.13	$17.47	$15.08	$17.48	$18.55
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.04	0.05	- (b)	0.02	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33		1.64	0.66	3.72	(0.04)	0.67
Total from investment operations	0.36		1.68	0.71	3.72	(0.02)	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.05)	-	-	-	-
Distributions from net realized gains	(1.09)		(1.20)	(3.05)	(1.33)	(2.38)	(1.76)
Total dividends and distributions	(1.13)		(1.25)	(3.05)	(1.33)	(2.38)	(1.76)
Net asset value, end of period	$14.79		$ 15.56	$15.13	$17.47	$15.08	$17.48
Total Return(c):	2.20%		13.32%	4.67%	26.80%	0.08%	4.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$650,598		$679,905	$625,305	$669,346	$629,270	$786,591
Average net assets (000)	$649,765		$640,722	$669,459	$635,030	$668,587	$826,377
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.21%	(f)	1.22%	1.19%	1.21%	1.20%	1.18%
Expenses before waivers and/or expense reimbursement	1.21%	(f)	1.22%	1.19%	1.21%	1.20%	1.18%
Net investment income (loss)	0.36%	(f)	0.28%	0.35%	(0.03)%	0.11%	0.09%
Portfolio turnover rate(g)	48%		58%	43%	74%	55%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.33		$10.58	$13.22	$11.80	$14.29	$15.60
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.10)	(0.07)	(0.09)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		1.05	0.48	2.84	(0.04)	0.53
Total from investment operations	0.16		0.95	0.41	2.75	(0.11)	0.45
Less Dividends and Distributions:
Distributions from net realized gains	(1.09)		(1.20)	(3.05)	(1.33)	(2.38)	(1.76)
Net asset value, end of period	$9.40		$10.33	$10.58	$13.22	$11.80	$14.29
Total Return(b):	1.32%		11.83%	3.71%	25.93%	(0.65)%	3.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,634		$6,869	$13,936	$27,213	$46,500	$81,580
Average net assets (000)	$5,597		$9,450	$20,030	$33,946	$58,389	$96,741
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.82%	(e)	2.52%	2.15%	1.91%	1.90%	1.88%
Expenses before waivers and/or expense reimbursement	2.82%	(e)	2.52%	2.15%	1.91%	1.90%	1.88%
Net investment income (loss)	(1.27)%	(e)	(1.02)%	(0.62)%	(0.74)%	(0.61)%	(0.60)%
Portfolio turnover rate(f)	48%		58%	43%	74%	55%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.45		$10.62	$13.24	$11.81	$14.30	$15.61
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)	(0.04)	(0.09)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		1.07	0.47	2.85	(0.04)	0.53
Total from investment operations	0.20		1.03	0.43	2.76	(0.11)	0.45
Less Dividends and Distributions:
Distributions from net realized gains	(1.09)		(1.20)	(3.05)	(1.33)	(2.38)	(1.76)
Net asset value, end of period	$9.56		$10.45	$10.62	$13.24	$11.81	$14.30
Total Return(b):	1.73%		12.63%	3.90%	26.00%	(0.65)%	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,671		$53,995	$135,532	$168,242	$192,968	$278,283
Average net assets (000)	$45,671		$87,750	$156,720	$174,421	$221,915	$299,170
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.96%	(e)	1.91%	1.87%	1.91%	1.90%	1.88%
Expenses before waivers and/or expense reimbursement	1.96%	(e)	1.91%	1.87%	1.91%	1.90%	1.88%
Net investment income (loss)	(0.40)%	(e)	(0.42)%	(0.34)%	(0.74)%	(0.60)%	(0.60)%
Portfolio turnover rate(f)	48%		58%	43%	74%	55%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.67		$14.34	$16.75	$14.53	$16.97	$18.09
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01	0.01	(0.04)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		1.54	0.63	3.59	(0.05)	0.66
Total from investment operations	0.32		1.55	0.64	3.55	(0.06)	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)	-	-	-	-
Distributions from net realized gains	(1.09)		(1.20)	(3.05)	(1.33)	(2.38)	(1.76)
Total dividends and distributions	(1.10)		(1.22)	(3.05)	(1.33)	(2.38)	(1.76)
Net asset value, end of period	$13.89		$14.67	$14.34	$16.75	$14.53	$16.97
Total Return(b):	2.06%		13.04%	4.43%	26.62%	(0.19)%	4.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,116		$49,859	$53,740	$61,400	$63,035	$86,122
Average net assets (000)	$44,432		$50,419	$59,521	$61,905	$72,005	$93,073
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.48%	(e)	1.46%	1.45%	1.41%	1.40%	1.38%
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.71%	1.70%	1.66%	1.65%	1.63%
Net investment income (loss)	0.09%	(e)	0.04%	0.10%	(0.24)%	(0.09)%	(0.10)%
Portfolio turnover rate(f)	48%		58%	43%	74%	55%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.48		$16.82	$19.04	$16.28	$18.65	$19.62
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.12	0.05	0.06	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37		1.86	0.71	4.05	(0.04)	0.72
Total from investment operations	0.42		1.96	0.83	4.10	0.02	0.79
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.10)	-	(0.01)	(0.01)	-
Distributions from net realized gains	(1.09)		(1.20)	(3.05)	(1.33)	(2.38)	(1.76)
Total dividends and distributions	(1.17)		(1.30)	(3.05)	(1.34)	(2.39)	(1.76)
Net asset value, end of period	$16.73		$17.48	$16.82	$19.04	$16.28	$18.65
Total Return(b):	2.34%		13.74%	4.97%	27.24%	0.36%	4.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$153,803		$175,890	$204,828	$245,992	$246,761	$486,493
Average net assets (000)	$160,211		$177,194	$230,237	$241,318	$367,508	$524,291
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90%	(e)	0.89%	0.87%	0.91%	0.90%	0.88%
Expenses before waivers and/or expense reimbursement	0.90%	(e)	0.89%	0.87%	0.91%	0.90%	0.88%
Net investment income (loss)	0.67%	(e)	0.61%	0.68%	0.27%	0.37%	0.40%
Portfolio turnover rate(f)	48%		58%	43%	74%	55%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.65		$16.97	$19.17	$16.38	$18.76	$19.69
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.12	0.07	0.08	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.36		1.88	0.73	4.08	(0.04)	0.74
Total from investment operations	0.42		1.99	0.85	4.15	0.04	0.83
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.11)	—	(0.03)	(0.04)	—
Distributions from net realized gains	(1.09)		(1.20)	(3.05)	(1.33)	(2.38)	(1.76)
Total dividends and distributions	(1.18)		(1.31)	(3.05)	(1.36)	(2.42)	(1.76)
Net asset value, end of period	$16.89		$17.65	$16.97	$19.17	$16.38	$18.76
Total Return(b):	2.36%		13.71%	5.06%	27.42%	0.43%	5.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,830		$1,634	$9,090	$8,496	$7,428	$8,987
Average net assets (000)	$1,717		$5,438	$8,972	$7,957	$8,424	$11,036
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.84%	0.84%	0.78%	0.77%	0.76%
Expenses before waivers and/or expense reimbursement	1.70%	(e)	1.08%	0.95%	0.78%	0.77%	0.76%
Net investment income (loss)	0.74%	(e)	0.70%	0.71%	0.39%	0.52%	0.52%
Portfolio turnover rate(f)	48%		58%	43%	74%	55%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	37

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38	Visit our website at pgiminvestments.com

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, New York 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison 20/20 Focus Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s

Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PTWAX	PTWBX	PTWCX	JTWRX	PTWZX	PJTQX
CUSIP	74440G107	74440G206	74440G305	74440G503	74440G404	74440G602

MF183E2

PGIM JENNISON MLP FUND

SEMIANNUAL REPORT

MAY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison MLP Fund informative and useful. The report covers performance for the six-month period ended May 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison MLP Fund

July 15, 2020

PGIM Jennison MLP Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

		Average Annual Total Returns as of 5/31/20 (with sales charges)
	(without sales charges) Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–22.23	–31.74	–12.39	–7.44 (12/18/13)
Class C	–22.57	–29.03	–12.07	–7.33 (12/18/13)
Class Z	–22.15	–27.61	–11.17	–6.39 (12/18/13)
Class R6	–22.15	–27.61	N/A	–15.60 (1/26/18)
Alerian MLP Index
	–24.26	–34.74	–12.93	—
S&P 500 Index
	–2.10	12.83	9.86	—

*Not annualized

Average Annual Total Returns as of 5/31/20 Since Inception (%)
	Class A (12/18/13)	Class C (12/18/13)	Class Z (12/18/13)	Class R6 (1/26/18)
Alerian MLP Index	–9.99	–9.99	–9.99	–18.76
S&P 500 Index	10.31	10.31	10.31	5.38

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Alerian MLP Index—The Alerian MLP Index is an unmanaged index and the leading gauge of energy Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index’s constituents represent approximately 85% of total float-adjusted market capitalization.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison MLP Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2020

Ten Largest Holdings	Line of Business	% of Net Assets
Enterprise Products Partners LP	Oil & Gas Storage & Transportation	8.0%
Kinder Morgan, Inc.	Oil & Gas Storage & Transportation	7.8%
Williams Cos., Inc. (The)	Oil & Gas Storage & Transportation	7.7%
Enbridge, Inc. (Canada)	Oil & Gas Storage & Transportation	7.3%
MPLX LP	Oil & Gas Storage & Transportation	7.1%
NextEra Energy Partners LP	Renewable Electricity	5.9%
Phillips 66 Partners LP	Oil & Gas Storage & Transportation	5.7%
Magellan Midstream Partners LP	Oil & Gas Storage & Transportation	4.3%
Gibson Energy, Inc. (Canada)	Oil & Gas Storage & Transportation	4.2%
TC Energy Corp. (Canada)	Oil & Gas Storage & Transportation	4.1%

Holdings reflect only long-term investments and are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison MLP Fund	7

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). The expenses in the table do not reflect current/deferred tax benefits or expenses. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison MLP Fund		Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$777.70	1.50%	$6.67
	Hypothetical	$1,000.00	$1,017.50	1.50%	$7.57
Class C	Actual	$1,000.00	$774.30	2.25%	$9.98
	Hypothetical	$1,000.00	$1,013.75	2.25%	$11.33
Class Z	Actual	$1,000.00	$778.50	1.22%	$5.42
	Hypothetical	$1,000.00	$1,018.90	1.22%	$6.16
Class R6	Actual	$1,000.00	$778.50	1.20%	$5.34
	Hypothetical	$1,000.00	$1,019.00	1.20%	$6.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 100.2%

COMMON STOCKS 52.9%

Independent Power Producers & Energy Traders 3.0%
Clearway Energy, Inc. (Class C Stock)	411,225	$9,009,940

Multi-Utilities 2.2%
DTE Energy Co.	35,698	3,840,034
Sempra Energy	20,247	2,557,398

		6,397,432

Oil & Gas Storage & Transportation 46.1%
Cheniere Energy, Inc.*	189,281	8,394,612
Enbridge, Inc. (Canada)	670,414	21,804,219
Equitrans Midstream Corp.	112,756	912,196
Gibson Energy, Inc. (Canada)	800,438	12,382,852
Keyera Corp. (Canada)	165,181	2,617,750
Kinder Morgan, Inc.	1,462,446	23,106,647
ONEOK, Inc.	268,649	9,856,732
Pembina Pipeline Corp. (Canada)	457,491	11,451,000
Targa Resources Corp.	627,104	11,218,891
TC Energy Corp. (Canada)	269,761	12,157,221
Williams Cos., Inc. (The)	1,119,910	22,879,761

		136,781,881

Renewable Electricity 1.6%
Atlantica Sustainable Infrastructure PLC (Spain)	177,784	4,657,941

TOTAL COMMON STOCKS (cost $198,465,654)		156,847,194

MASTER LIMITED PARTNERSHIPS 47.3%

Oil & Gas Storage & Transportation 38.4%
Cheniere Energy Partners LP	262,235	8,847,809
Energy Transfer LP	1,486,448	12,129,416
Enterprise Products Partners LP	1,240,534	23,694,199
EQM Midstream Partners LP	344,522	6,769,857
Magellan Midstream Partners LP	283,200	12,840,288
MPLX LP	1,113,968	21,154,252
Phillips 66 Partners LP	380,180	16,986,442
Plains All American Pipeline LP	793,281	7,694,826

See Notes to Financial Statements.

PGIM Jennison MLP Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
Plains GP Holdings LP (Class A Stock)*	97,906	$978,081
TC PipeLines LP	83,131	2,922,055

		114,017,225

Renewable Electricity 8.9%
Brookfield Renewable Partners LP (Canada)	181,225	8,852,841
NextEra Energy Partners LP	343,009	17,531,190

		26,384,031

TOTAL MASTER LIMITED PARTNERSHIPS (cost $164,369,471)		140,401,256

TOTAL LONG-TERM INVESTMENTS (cost $362,835,125)		297,248,450

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,172,454)(w)	3,172,454	3,172,454

TOTAL INVESTMENTS 101.3% (cost $366,007,579)		300,420,904
Liabilities in excess of other assets (1.3)%		(3,794,120)

NET ASSETS 100.0%		$296,626,784

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

10

The following is a summary of the inputs used as of May 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Independent Power Producers & Energy Traders	$9,009,940	$—	$—
Multi-Utilities	6,397,432	—	—
Oil & Gas Storage & Transportation	136,781,881	—	—
Renewable Electricity	4,657,941	—	—
Master Limited Partnerships
Oil & Gas Storage & Transportation	114,017,225	—	—
Renewable Electricity	26,384,031	—	—
Affiliated Mutual Fund	3,172,454	—	—

Total	$300,420,904	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2020 were as follows:

Oil & Gas Storage & Transportation	84.5%
Renewable Electricity	10.5
Independent Power Producers & Energy Traders	3.0
Multi-Utilities	2.2
Affiliated Mutual Fund	1.1

101.3%

Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

PGIM Jennison MLP Fund	11

Statement of Assets and Liabilities (unaudited)

as of May 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $362,835,125)	$297,248,450
Affiliated investments (cost $3,172,454)	3,172,454
Receivable for Fund shares sold	1,324,375
Dividends receivable	668,460
Prepaid expenses	827

Total Assets	302,414,566

Liabilities
Deferred tax liability	3,878,111
Payable for Fund shares reacquired	1,393,321
Management fee payable	235,156
Accrued expenses and other liabilities	234,781
Distribution fee payable	26,425
Franchise tax payable	14,974
Affiliated transfer agent fee payable	2,896
Trustees’ fees payable	2,074
Payable to custodian	44

Total Liabilities	5,787,782

Net Assets	$296,626,784

Net assets were comprised of:
Shares of beneficial interest, at par	$66,648
Paid-in capital in excess of par	458,723,500
Total distributable earnings (loss)	(162,163,364)

Net assets, May 31, 2020	$296,626,784

See Notes to Financial Statements.

12

Class A
Net asset value, offering price and redemption price per share, ($25,333,329 ÷ 5,760,431 shares of beneficial interest issued and outstanding)	$4.40
Maximum sales charge (5.50% of offering price)	0.26

Maximum offering price to public	$4.66

Class C
Net asset value, offering price and redemption price per share, ($25,353,074 ÷ 6,125,485 shares of beneficial interest issued and outstanding)	$4.14

Class Z
Net asset value, offering price and redemption price per share, ($243,497,549 ÷ 54,218,752 shares of beneficial interest issued and outstanding)	$4.49

Class R6
Net asset value, offering price and redemption price per share, ($2,442,832 ÷ 543,808 shares of beneficial interest issued and outstanding)	$4.49

See Notes to Financial Statements.

PGIM Jennison MLP Fund	13

Statement of Operations (unaudited)

Six Months Ended May 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated distributions and dividend income (net of $354,918 foreign withholding tax)	$13,585,526
Less: Return of capital on distributions	(9,938,565)
Affiliated dividend income	65,436

Total income	3,712,397

Expenses
Management fee	1,839,556
Distribution fee(a)	211,408
Transfer agent’s fees and expenses (including affiliated expense of $11,366)(a)	206,224
Registration fees(a)	52,614
Tax service fees	43,986
Shareholders’ reports	41,781
Custodian and accounting fees	39,697
Audit fee	29,840
Legal fees and expenses	10,111
Trustees’ fees	8,950
Franchise tax expense	5,012
Miscellaneous	7,800

Total expenses	2,496,979
Less: Fee waiver and/or expense reimbursement(a)	(24,697)
Distribution fee waiver(a)	(8,519)

Net expenses	2,463,763

Net Investment income (loss), before deferred taxes	1,248,634
Deferred tax benefit	9,506

Net investment income (loss), net of taxes	1,258,140

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(54,063,986)
Deferred tax expense	(412,030)
Foreign currency transactions	(57,354)

(54,533,370)

Net change in unrealized appreciation (depreciation) on:
Investments	(51,986,953)
Deferred tax expense	(395,731)
Foreign currencies	6,508

(52,376,176)

Net gain (loss) on investment and foreign currency transactions, net of deferred taxes	(106,909,546)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(105,651,406)

See Notes to Financial Statements.

14

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	51,111	160,297	—	—
Transfer agent’s fees and expenses	25,728	18,690	161,721	85
Registration fees	9,430	10,142	20,931	12,111
Fee waiver and/or expense reimbursement	(9,209)	(4,593)	—	(10,895)
Distribution fee waiver	(8,519)	—	—	—

See Notes to Financial Statements.

PGIM Jennison MLP Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss), net of taxes	$1,258,140	$1,244,797
Net realized gain (loss) on investment and foreign currency transactions, net of deferred taxes	(54,533,370)	(8,981,710)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies, net of deferred taxes	(52,376,176)	(8,936,784)

Net increase (decrease) in net assets resulting from operations	(105,651,406)	(16,673,697)

Dividends and Distributions
Tax return of capital distributions
Class A	(1,136,872)	(3,494,156)
Class C	(1,212,765)	(3,342,987)
Class Z	(10,531,963)	(26,052,074)
Class R6	(106,169)	(450,779)

	(12,987,769)	(33,339,996)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	142,393,177	182,212,681
Net asset value of shares issued in reinvestment of dividends and distributions	12,896,791	32,979,227

Cost of shares reacquired	(179,637,960)	(234,339,748)

Net increase (decrease) in net assets from Fund share transactions	(24,347,992)	(19,147,840)

Total increase (decrease)	(142,987,167)	(69,161,533)

Net Assets:
Beginning of period	439,613,951	508,775,484
End of period	$296,626,784	$439,613,951

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of two series: PGIM Jennison 20/20 Focus Fund and PGIM Jennison MLP Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison MLP Fund (the “Fund”).

The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in Master Limited Partnerships (“MLPs”) and MLP related investments. The majority of MLPs operate in the energy sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

The investment objective of the Fund is to seek total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A

PGIM Jennison MLP Fund	17

Notes to Financial Statements (unaudited) (continued)

record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, MLPs, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

18

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

PGIM Jennison MLP Fund	19

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Distributions from MLPs: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six

20

months ended May 31, 2020, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 21% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized.

PGIM Jennison MLP Fund	21

Notes to Financial Statements (unaudited) (continued)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2020, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets up to $1 billion, 0.98% of the next $2 billion, 0.96% of the next $2 billion, 0.95% of the next $5 billion and 0.94% of average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.00% for the reporting period ended May 31, 2020.

The Manager has contractually agreed, through March 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal

PGIM Jennison MLP Fund	23

Notes to Financial Statements (unaudited) (continued)

year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through March 31, 2021 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended May 31, 2020, PIMS received $24,377 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2020, PIMS received $5,217 and $6,097 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

24

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended May 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2020, were $92,794,877 and $110,367,417, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended May 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$12,867,869	$101,493,995	$111,189,410	$—	$—	$3,172,454	3,172,454	$65,436

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

Currently, the federal income tax rate for a corporation is 21%. The Fund is currently using an estimated rate of 1.80% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2020	Current	Deferred	Total
Federal	—	$(22,234,519)	$(22,234,519)
State	—	(1,860,573)	(1,860,573)
Valuation Allowance	—	24,893,347	24,893,347

Total tax expense/(benefit)	$—	$798,255	$798,255

The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount	Rate
Application of statutory income tax rate	$(22,019,162)	21.00%
State income taxes, net of Federal benefit	(1,887,357)	1.80%

PGIM Jennison MLP Fund	25

Notes to Financial Statements (unaudited) (continued)

Description	Amount	Rate
Change in estimated tax rate	45,244	(0.04)%
Effect of permanent difference	(233,817)	0.22%
Change in valuation allowance	24,893,347	(23.74)%

Total income tax expense/(benefit)	$798,255	(0.76)%

As of May 31, 2020, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$4,666,420
Capital loss carryforward	23,516,411
Net unrealized loss on investment securities (tax basis)	17,343,014
Other adjustments	393,038
Valuation allowance	(40,912,553)

Deferred tax liabilities:
Book vs tax deferred income from MLP Investments	(8,884,441)

Net deferred tax liability	$(3,878,111)

Net operating loss carryforwards are available to offset future taxable income. The Tax Cuts and Jobs Act (TCJA) of 2017 eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation on the utilization of any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. The 80% limitation established by the TCJA was effective for the NOLs generated in the fiscal period ending in November 30, 2019. The Coronavirus Aid, Relief, and Economic Stability Act (CARES Act) was signed into law on March 27, 2020. The CARES Act delays the application of the 80% net operating loss limitation, established under the TCJA, to tax years ending November 30, 2022 and beyond. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2015	$787,815	November 30, 2035
November 30, 2016	4,169,757	November 30, 2036
November 30, 2017	5,888,033	November 30, 2037
November 30, 2018	9,542,499	November 30, 2038
November 30, 2019	78,648	Indefinite

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as

26

of November 30, 2020. The Fund has capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2015	$7,432,830	November 30, 2020
November 30, 2016	18,561,482	November 30, 2021
November 30, 2018	6,727,087	November 30, 2023
November 30, 2019	15,377,804	November 30, 2024
November 30, 2020	55,042,950	November 30, 2025

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2020 were as follows:

Tax Basis	$337,519,222

Gross Unrealized Appreciation	21,748,126
Gross Unrealized Depreciation	(58,846,444)

Net Unrealized Depreciation	$(37,098,318)

The book basis may differ from tax basis due to investments in partnerships.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of May 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	515,783	94.9%

PGIM Jennison MLP Fund	27

Notes to Financial Statements (unaudited) (continued)

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	7	89.3%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2020:
Shares sold	1,115,083	$6,261,939
Shares issued in reinvestment of dividends and distributions	218,945	1,100,741
Shares reacquired	(2,428,021)	(12,416,857)

Net increase (decrease) in shares outstanding before conversion	(1,093,993)	(5,054,177)
Shares issued upon conversion from other share class(es)	238,766	1,082,224
Shares reacquired upon conversion into other share class(es)	(1,155,109)	(6,881,150)

Net increase (decrease) in shares outstanding	(2,010,336)	$(10,853,103)

Year ended November 30, 2019:
Shares sold	1,985,245	$12,896,594
Shares issued in reinvestment of dividends and distributions	525,637	3,375,195
Shares reacquired	(3,401,373)	(21,700,238)

Net increase (decrease) in shares outstanding before conversion	(890,491)	(5,428,449)
Shares issued upon conversion from other share class(es)	545,787	3,583,361
Shares reacquired upon conversion into other share class(es)	(402,881)	(2,622,591)

Net increase (decrease) in shares outstanding	(747,585)	$(4,467,679)

Class C
Six months ended May 31, 2020:
Shares sold	1,075,773	$5,449,948
Shares issued in reinvestment of dividends and distributions	254,334	1,204,127
Shares reacquired	(1,971,589)	(8,861,007)

Net increase (decrease) in shares outstanding before conversion	(641,482)	(2,206,932)
Shares reacquired upon conversion into other share class(es)	(207,573)	(970,231)

Net increase (decrease) in shares outstanding	(849,055)	$(3,177,163)

Year ended November 30, 2019:
Shares sold	1,482,249	$9,256,743
Shares issued in reinvestment of dividends and distributions	543,022	3,326,515
Shares reacquired	(3,374,782)	(20,345,797)

Net increase (decrease) in shares outstanding before conversion	(1,349,511)	(7,762,539)
Shares reacquired upon conversion into other share class(es)	(476,541)	(2,961,901)

Net increase (decrease) in shares outstanding	(1,826,052)	$(10,724,440)

28

Class Z	Shares	Amount
Six months ended May 31, 2020:
Shares sold	25,945,413	$127,622,309
Shares issued in reinvestment of dividends and distributions	2,046,075	10,485,754
Shares reacquired	(33,786,908)	(156,063,478)

Net increase (decrease) in shares outstanding before conversion	(5,795,420)	(17,955,415)
Shares issued upon conversion from other share class(es)	1,309,443	7,774,006
Shares reacquired upon conversion into other share class(es)	(222,165)	(1,014,598)

Net increase (decrease) in shares outstanding	(4,708,142)	$(11,196,007)

Year ended November 30, 2019:
Shares sold	24,241,614	$159,240,234
Shares issued in reinvestment of dividends and distributions	3,950,444	25,826,738
Shares reacquired	(28,395,956)	(183,142,677)

Net increase (decrease) in shares outstanding before conversion	(203,898)	1,924,295
Shares issued upon conversion from other share class(es)	639,880	4,221,857
Shares reacquired upon conversion into other share class(es)	(334,151)	(2,220,726)

Net increase (decrease) in shares outstanding	101,831	$3,925,426

Class R6
Six months ended May 31, 2020:
Shares sold	598,013	$3,058,981
Shares issued in reinvestment of dividends and distributions	20,649	106,169
Shares reacquired	(513,359)	(2,296,618)

Net increase (decrease) in shares outstanding before conversion	105,303	868,532
Shares issued upon conversion from other share class(es)	2,231	9,749

Net increase (decrease) in shares outstanding	107,534	$878,281

Year ended November 30, 2019:
Shares sold	117,024	$819,110
Shares issued in reinvestment of dividends and distributions	67,387	450,779
Shares reacquired	(1,374,422)	(9,151,036)

Net increase (decrease) in shares outstanding	(1,190,011)	$(7,881,147)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

PGIM Jennison MLP Fund	29

Notes to Financial Statements (unaudited) (continued)

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2020. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $465,500, borrowed at a weighted average interest rate of 2.19%. The maximum loan outstanding amount during the period was $612,000. At May 31, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Energy Sector Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. A downturn in the energy sector could have a larger impact on the Fund than on funds that are broadly diversified across many sectors and industries. At times, the performance of securities of companies in the energy sector may lag behind the performance of other sectors or industries or the broader market as a whole.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of

30

factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Master Limited Partnership Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss

PGIM Jennison MLP Fund	31

Notes to Financial Statements (unaudited) (continued)

resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Tax Risk: Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk: Unlike traditional mutual funds that are structured as regulated investment companies for US federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for US federal income tax purposes. This means the Fund generally will be subject to US federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes. The TCJA, effective December 22, 2017, lowered the federal tax rate applicable to corporations from a maximum of 35% to a flat rate of 21%. The TCJA also established a 20% deduction for “qualified business income” and certain other items of income that will not be available to the Fund, but might be available to an individual investing directly in an MLP.

MLP Tax Risk: A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for US federal income tax purposes, which would result in the MLP being required to pay US federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

Tax Estimation/NAV Risk: In calculating the Fund’s daily net asset value (NAV), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund’s NAV, and any deferred tax asset balance (reduced by any valuation allowance) will increase the Fund’s NAV. The Fund will rely to some extent on information provided by MLPs, which may not be provided on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of these amounts could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

32

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison MLP Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2020		Year Ended November 30,

			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.87		$6.50	$6.95	$7.99	$7.45	$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.02		- (b)	(0.01)	(0.05)	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.31)		(0.18)	0.01	(0.53)	1.01	(3.21)
Total from investment operations	(1.29)		(0.18)	-	(0.58)	1.00	(3.29)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.09)	-	-
Tax return of capital distributions	(0.18)		(0.45)	(0.45)	(0.37)	(0.46)	(0.45)
Total dividends and distributions	(0.18)		(0.45)	(0.45)	(0.46)	(0.46)	(0.45)
Net asset value, end of period	$4.40		$5.87	$6.50	$6.95	$7.99	$7.45
Total Return(c):	(22.23)%		(3.24)%	(0.31)%	(7.55)%	14.11%	(30.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,333		$45,620	$55,342	$60,440	$76,392	$28,833
Average net assets (000)	$34,074		$51,347	$64,395	$67,422	$57,191	$26,174
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.50%	(f)	1.47%	1.47%	1.47%	1.51%	1.50%
Expenses after waivers and/or expense reimbursement, net of taxes	1.72%	(f)(g)	1.43% (g)	2.02% (g)	0.56% (g)	3.27% (g)	0.98% (g)
Expenses before waivers and/or expense reimbursement, before taxes	1.60%	(f)	1.52%	1.52%	1.52%	1.58%	1.69%
Net investment income (loss)	0.61%	(f)	0.05%	(0.20)%	(0.46)%	(0.38)%	(0.68)%
Net investment income (loss), net of taxes	0.61%	(f)(h)	0.05% (h)	(0.27)% (h)	(0.63)% (h)	(0.13)%(h)	(0.82)% (h)
Portfolio turnover rate(i)	25%		23%	41%	25%	37%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31, 2020		Year Ended November 30,

			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.56		$6.22	$6.72	$7.80	$7.33	$11.12
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.07)	(0.10)	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.23)		(0.18)	0.02	(0.52)	0.99	(3.19)
Total from investment operations	(1.24)		(0.21)	(0.05)	(0.62)	0.93	(3.34)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.09)	-	-
Tax return of capital distributions	(0.18)		(0.45)	(0.45)	(0.37)	(0.46)	(0.45)
Total dividends and distributions	(0.18)		(0.45)	(0.45)	(0.46)	(0.46)	(0.45)
Net asset value, end of period	$4.14		$5.56	$6.22	$6.72	$7.80	$7.33
Total Return(b):	(22.57)%		(3.89)%	(1.08)%	(8.27)%	13.37%	(30.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,353		$38,772	$54,739	$50,863	$41,850	$18,364
Average net assets (000)	$32,059		$47,560	$58,523	$48,552	$30,978	$15,814
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.25%	(e)	2.21%	2.20%	2.22%	2.26%	2.25%
Expenses after waivers and/or expense reimbursement, net of taxes	2.47%	(e)(f)	2.17% (f)	2.73% (f)	1.31% (f)	4.02% (f)	1.73% (f)
Expenses before waivers and/or expense reimbursement, before taxes	2.28%	(e)	2.21%	2.20%	2.22%	2.28%	2.39%
Net investment income (loss)	(0.24)%	(e)	(0.56)%	(0.95)%	(1.20)%	(1.13)%	(1.44)%
Net investment income (loss), net of taxes	(0.24)%	(e)(g)	(0.56)% (g)	(1.01)% (g)	(1.37)% (g)	(0.88)% (g)	(1.58)% (g)
Portfolio turnover rate(h)	25%		23%	41%	25%	37%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund	35

Financial Highlights (unaudited)(continued)

Class Z Shares
	Six Months Ended May 31, 2020		Year Ended November 30,

			2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.98		$6.60	$7.03		$8.06	$7.49		$11.22
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.02	-	(b)	(0.03)	0.01		(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.33)		(0.19)	0.02		(0.54)	1.02		(3.22)
Total from investment operations	(1.31)		(0.17)	0.02		(0.57)	1.03		(3.28)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(0.09)	-		-
Tax return of capital distributions	(0.18)		(0.45)	(0.45)		(0.37)	(0.46)		(0.45)
Total dividends and distributions	(0.18)		(0.45)	(0.45)		(0.46)	(0.46)		(0.45)
Net asset value, end of period	$4.49		$5.98	$6.60		$7.03	$8.06		$7.49
Total Return(c):	(22.15)%		(2.89)%	(0.01)%		(7.36)%	14.45%		(29.98)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$243,498		$352,610	$387,972		$320,895	$237,076		$76,197
Average net assets (000)	$299,301		$388,262	$381,251		$300,038	$159,551		$79,796
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.22%	(f)	1.17%	1.17%		1.23%	1.27%		1.25%
Expenses after waivers and/or expense reimbursement, net of taxes	1.44%	(f)(g)	1.13% (g)	1.73%	(g)	0.32% (g)	3.02%	(g)	0.73% (g)
Expenses before waivers and/or expense reimbursement, before taxes	1.22%	(f)	1.17%	1.17%		1.23%	1.29%		1.39%
Net investment income (loss)	0.79%	(f)	0.37%	0.04%		(0.19)%	(0.11)%		(0.46)%
Net investment income (loss), net of taxes	0.79%	(f)(h)	0.37% (h)	(0.02)%	(h)	(0.36)% (h)	0.14%	(h)	(0.60)% (h)
Portfolio turnover rate(i)	25%		23%	41%		25%	37%		83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended May 31, 2020		Year Ended November 30, 2019	January 26, 2018 through November 30, 2018(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.98		$6.59	$7.90
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.07	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.32)		(0.23)	(0.86)
Total from investment operations	(1.31)		(0.16)	(0.86)
Less Dividends and Distributions:
Tax return of capital distributions	(0.18)		(0.45)	(0.45)
Net asset value, end of period	$4.49		$5.98	$6.59
Total Return(d):	(22.15)%		(2.89)%	(11.15)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,443		$2,611	$10,722
Average net assets (000)	$2,477		$7,303	$10,102
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.20%	(f)	1.17%	1.17%	(f)
Expenses after waivers and/or expense reimbursement, net of taxes	1.42%	(f)(g)	1.13% (g)	0.34%	(f)(g)
Expenses before waivers and/or expense reimbursement, before taxes	2.08%	(f)	1.41%	1.33%	(f)
Net investment income (loss)	0.37%	(f)	1.06%	(0.07)%	(f)
Net investment income (loss), net of taxes	0.37%	(f)(h)	1.06% (h)	0.03%	(f)(h)
Portfolio turnover rate(i)	25%		23%	41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund	37

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38	Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, New York 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison MLP Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MLP FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PRPAX	PRPCX	PRPZX	PRPQX
CUSIP	74440G701	74440G800	74440G883	74440G859

MF2 18 E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Prudential Investment Portfolios 18

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 20, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	July 20, 2020